Accounts Receivable, Notes Receivable, Allowance for Doubtful Accounts and Bad Debt - Concentration Risk (Details) - Geographic Concentration Risk - Notes Receivable	12 Months Ended
Dec. 31, 2015
Mexico
Concentration Risk [Line Items]
Concentration risk percentage	19.00%
Peru
Concentration Risk [Line Items]
Concentration risk percentage	16.00%
Australia
Concentration Risk [Line Items]
Concentration risk percentage	9.00%
Columbia
Concentration Risk [Line Items]
Concentration risk percentage	7.00%
Argentina
Concentration Risk [Line Items]
Concentration risk percentage	5.00%
Other
Concentration Risk [Line Items]
Concentration risk percentage	18.00%
International
Concentration Risk [Line Items]
Concentration risk percentage	74.00%